22. Remuneration of Auditors (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Auditor's remuneration [abstract]
Remuneration of the auditor of the parent entity for auditing or reviewing the financial reports - BDO Audit (WA) Pty Ltd	$ 27,359	$ 26,816